Capital structure and financial items - Financial income and expenses - Financial Income (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interest income	kr 51	kr 69	kr 52
Foreign exchange gain (net)	0	1,163	0
Financial gain from forward contracts (net)	1,656	0	0
Financial gain from currency options (net)	152	0	0
Capital gain on investments etc	251	0	16
Result of associated company	12	14	24
Total financial income	kr 2,122	kr 1,246	kr 92